COLLABORATIVE AGREEMENTS	12 Months Ended
Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Collaborative Arrangement Disclosure [Text Block]
7.	collaborative agreements

University of Massachusetts

The Company has entered into a series of exclusive license agreements with the University of Massachusetts (the “UMass”) on December 12, 2013 that provide the Company with certain technology and related patent rights and materials associated with Mesencdphalic Astrocyte derived Neurotrophic Factor, or MANF-based therapeutics.

Under the terms of the agreements, the Company pays license fees and specified development costs and will be required to pay royalties amounting to 2% of net sales of products originating from the licensed technologies. The agreements will expire at the end of the life of the last issued patent.

The Company incurred license fees and specified development costs under the UMass agreements of $34,441 for the year ended December 31, 2013, which are included in research and development expense.